Loans From Investors - Schedule of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investor Loan Activity [Abstract]
Beginning balance	R$ 13,901	R$ 5,249
Ending balance	17,934	13,901	5,249
Additions	2,500	7,407	4,750
Amortization		(320)
Interest accrual	R$ 1,533	R$ 1,564	R$ 179